RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6. RELATED PARTY TRANSACTIONS

Up until March 31, 2022, the Company maintained its executive offices at 5151 Mitchelldale A2, Houston, Texas 77092. This office space encompassed approximately 200 square feet and was provided to us at the rental rate of $1,000 per month under a month-to-month agreement with Northshore Orthopedics, Assoc. (“NSO”), a company owned by William Donovan, M.D., our former director and Chief Executive Officer. The rent included the use of the telephone system, computer server, and copy machines. We discontinued paying rent in December 2021 due to a lack of funds, and until March 31, 2022 when this lease was cancelled NSO provided the Company this office space rent free.